UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-09151
Investment Company Act File Number
Eaton Vance Pennsylvania Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
November 30
Date of Fiscal Year End
August 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Pennsylvania Municipal Income Trust	as of August 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 161.3%

Principal
Amount
(000’s omitted)	Security	Value
Bond Bank — 3.0%
$1,000	Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	$1,135,650

		$1,135,650

Cogeneration — 2.7%
$300	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	$191,328
500	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	284,050
575	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	556,462

		$1,031,840

Education — 10.5%
$500	Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	$528,855
1,200	Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/39	1,221,120
500	Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	533,580
625	Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	661,325
500	Pennsylvania State University, 5.00%, 3/1/40	546,845
500	Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	539,680

		$4,031,405

Electric Utilities — 2.8%
$435	Pennsylvania Economic Development Financing Authority, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	$451,208
600	York County Industrial Development Authority, Pollution Control Revenue, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	617,394

		$1,068,602

Escrowed/Prerefunded — 1.7%
$600	Bucks County Industrial Development Authority, (Pennswood Village), Prerefunded to 10/1/12, 6.00%, 10/1/27	$672,966

		$672,966

General Obligations — 7.2%
$500	Chester County, 5.00%, 7/15/27(1)	$575,900
1,000	Daniel Boone Area School District, 5.00%, 8/15/32	1,072,830
1,000	Philadelphia School District, 6.00%, 9/1/38	1,104,790

		$2,753,520

Hospital — 20.2%
$500	Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$524,850
750	Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	818,100
1,215	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,239,300
750	Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	777,247
1,500	Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	1,514,355
250	Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	257,528
1,000	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 6.00%, 8/15/26(2)	1,157,240
675	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	699,644
250	South Fork Municipal Authority, (Conemaugh Health System), 5.50%, 7/1/29	254,350
500	Washington County Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	519,685

		$7,762,299

Principal
Amount
(000’s omitted)	Security	Value
Housing — 15.8%
$495	Allegheny County Residential Finance Authority, SFMR, (AMT), 4.95%, 11/1/37	$498,322
1,160	Allegheny County Residential Finance Authority, SFMR, (AMT), 5.00%, 5/1/35	1,183,420
920	Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.70%, 10/1/37	915,777
950	Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 4/1/26	963,395
500	Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 10/1/31	502,775
1,000	Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.90%, 10/1/37	1,007,560
960	Pennsylvania Housing Finance Agency, SFMR, (AMT), 5.15%, 10/1/37	973,661

		$6,044,910

Industrial Development Revenue — 11.9%
$200	Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$211,876
750	Montgomery County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (AMT), 5.25%, 7/1/42	779,460
500	New Morgan Industrial Development Authority, (Browning-Ferris Industries, Inc.), (AMT), 6.50%, 4/1/19	500,455
250	Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	277,343
1,000	Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,100,050
500	Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	506,350
1,365	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	1,171,511

		$4,547,045

Insured-Education — 16.5%
$500	Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$535,950
1,675	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	1,677,378
1,115	Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,167,539
1,000	Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 5.00%, 4/1/33	1,049,560
500	State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/27	551,485
375	State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/29	408,390
875	State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/32	936,740

		$6,327,042

Insured-Escrowed/Prerefunded — 8.4%
$1,600	Pennsylvania Turnpike Commission, Oil Franchise Tax, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27	$1,618,224
2,000	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,593,680

		$3,211,904

Insured-General Obligations — 4.5%
$500	Beaver County, (AGM), 5.55%, 11/15/31	$553,110
750	Bethlehem Area School District, (AGM), 5.25%, 1/15/25	841,013
300	West Mifflin Area School District, (AGM), 5.125%, 4/1/31	325,803

		$1,719,926

Insured-Hospital — 10.7%
$250	Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$306,308
355	Delaware County General Authority, (Catholic Health East), (AMBAC), 4.875%, 11/15/26	355,351
1,440	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35(2)	1,494,576

Principal
Amount
(000’s omitted)	Security	Value
$35	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (NPFG), 5.25%, 7/1/29	$35,010
1,900	Montgomery County Higher Education and Health Authority, (Abington Memorial Hospital), (AMBAC), 5.00%, 6/1/28	1,900,589

		$4,091,834

Insured-Lease Revenue/Certificates of Participation — 4.7%
$500	Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$536,580
1,195	Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,278,088

		$1,814,668

Insured-Special Tax Revenue — 6.8%
$1,000	Pittsburgh and Allegheny County Public Auditorium Authority, (AMBAC), 5.00%, 2/1/24	$1,000,950
9,870	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	680,339
1,690	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	232,865
3,350	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	429,973
2,100	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	250,887

		$2,595,014

Insured-Transportation — 14.6%
$1,000	Pennsylvania Turnpike Commission, (AGC), 5.00%, 6/1/38	$1,048,340
1,000	Pennsylvania Turnpike Commission, (AGC), 5.00%, 6/1/39	1,054,260
500	Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	512,245
1,005	Philadelphia Parking Authority, (AMBAC), 5.25%, 2/15/29	1,005,714
1,800	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	1,975,842

		$5,596,401

Insured-Water and Sewer — 6.8%
$275	Allegheny County Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22	$303,306
535	Chester County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (NPFG), (AMT), 5.00%, 2/1/40	546,010
875	Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (NPFG), (AMT), 5.00%, 11/1/36	893,095
500	Delaware County Industrial Development Authority, (Water Facilities), (FGIC), (NPFG), (AMT), 6.00%, 6/1/29	500,675
360	Philadelphia, Water and Wastewater Revenue, (FGIC), (NPFG), 5.00%, 11/1/31	366,185

		$2,609,271

Senior Living/Life Care — 3.7%
$1,000	Cliff House Trust, (AMT), 6.625%, 6/1/27	$525,880
500	Lancaster County Hospital Authority, (Willow Valley Retirement Communities), 5.875%, 6/1/31	507,680
200	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	202,878
200	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	199,984

		$1,436,422

Special Tax Revenue — 0.3%
$110	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$124,666

		$124,666

Transportation — 4.9%
$465	Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$488,320
285	Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	298,848
270	Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 6.25%, 11/1/31	274,792
750	Pennsylvania Turnpike Commission, 5.625%, 6/1/29	830,475

		$1,892,435

Utilities — 1.6%
$600	Philadelphia Gas Works, 5.25%, 8/1/40	$614,844

		$614,844

Principal
Amount
(000’s omitted)	Security	Value
Water and Sewer — 2.0%
$750	Harrisburg Water Authority, 5.25%, 7/15/31	$767,670

		$767,670

Total Tax-Exempt Investments — 161.3% (identified cost $59,886,206)		$61,850,334

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (55.2)%		$(21,175,229)

Other Assets, Less Liabilities — (6.1)%		$(2,339,639)

Net Assets Applicable to Common Shares — 100.0%		$38,335,466

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2010, 45.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 13.3% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the underlying municipal bond of an inverse floater.

A summary of open financial instruments at August 31, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
12/10	50 U.S. 30-Year Treasury Bond	Short	$(6,693,966)	$(6,751,563)	$(57,597)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	Depreciation
JPMorgan Chase Co.	$912,500	4.046%	3-month USD- LIBOR-BBA	September 17, 2010 / September 17, 2040	$(162,405)
Merrill Lynch Capital Services, Inc.	1,000,000	3.374	3-month USD- LIBOR-BBA	November 24, 2010 / November 24, 2040	(38,706)

					$(201,111)

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At August 31, 2010, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Trust holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Trust may enter into interest rate swap contracts. The Trust may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At August 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $258,708.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$57,485,305

Gross unrealized appreciation	$3,274,712
Gross unrealized depreciation	(1,279,683)

Net unrealized appreciation	$1,995,029

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2010, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$61,850,334	$—	$61,850,334

Total Investments	$—	$61,850,334	$—	$61,850,334

Liability Description

Futures Contracts	$(57,597)	$—	$—	$(57,597)
Interest Rate Swaps	—	(201,111)	—	(201,111)

Total	$(57,597)	$(201,111)	$—	$(258,708)

The Trust held no investments or other financial instruments as of November 30, 2009 whose fair value was determined using Level 3 inputs.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Pennsylvania Municipal Income Trust

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	October 25, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	October 25, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	October 25, 2010